File No. 333-__
                                                               ICA No. 811-08221

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 22, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|

                                  Amendment No.


                            THE TRAUTMAN KRAMER TRUST
               (Exact Name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                            New York, New York 10110

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 575-5500

                                  Robert Kramer
                                500 Fifth Avenue
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Louis S. Citron, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022



         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.
               ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            THE TRAUTMAN KRAMER TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET
                       Trautman Kramer Capital Value Fund


Form N-1A
Item Number
-----------

Part A           Prospectus Caption
------           ------------------

1.               Cover Page
2.               Highlights; Fee Table
3.               Selected Financial Information
4.               Organization and Description of Shares of the Trust;
                 Investment Objective, Policy and Risks; Additional
                 Investment Policies and Risks
5.(a)(b)(c)      Investment Adviser and Investment Advisory Agreement(s)
  (d)            Distribution Plans
  (e)            Custodian, Transfer Agent and Dividend Paying Agent
  (f)            Investment Adviser and Investment Advisory Agreement(s)
  (g)            Brokerage Allocation
5A               Performance Calculation
6.(a)            Organization and Description of Shares of the Trust
  (b)            Investment Adviser and Investment Advisory Agreement(s)
  (c)            Organization and Description of Shares of the Trust
  (d)            Purchase of Shares; Redemption of Shares
  (e)            Cover Page
  (f)(g)         Dividend Distribution and Tax Matters
7.(a)(b)         Purchase of Shares
  (c)            Purchase of Shares
  (d)            Purchase of Shares
  (e)            *
  (f)            Distribution Plan
8.               Redemption of Shares
9.               *


Part B           Statement of Additional Information Caption

10.              Cover Page
11.              Table of Contents
12.              *
13.              Investment Objective, Policy and Risks; Investment
                 Restrictions
14.              Management
15.              General Information

16.(a)(b)        Investment Adviser and Investment Advisory
                 Agreements
   (c)           *

   (d)           *
   (e)           *
   (f)           Distribution Plans
   (g)           *
   (h)           See Prospectus
   (i)           *
17.(a)           Portfolio Transactions and Brokerage
   (b)           *
   (c)           Portfolio Transactions and Brokerage
   (d)           *
   (e)           *
18.              General Information
19.(a)           Purchase and Redemption of Shares
   (b)           Computation of Net Asset Value
   (c)           *
20.              Tax Matters
21.              Distribution Plans
22.              Performance Calculation
23.              Financial Statements

Part C           Information required to be included in Part C is set forth
------           under the appropriate Item, so numbered, in Part C to this
                 Registration Statement.








--------------------------

*  Not Applicable

                            THE TRAUTMAN KRAMER TRUST

                           TRAUTMAN KRAMER VALUE FUND

         The Trautman Kramer Trust (the "Trust") is a Delaware business trust currently consisting of one fund, Trautman Kramer Value Fund, an open-end, non-diversified management investment company (the "Fund"). The Fund's investment objective is long-term capital appreciation. Capital appreciation means an increase in the value of your shares. The Fund seeks to achieve its objective primarily through investments in securities of United States issuers. The Fund also intends to invest up to 10% of its assets in illiquid securities. There is minimal emphasis on current income (dividends).

         Investors should read this Prospectus before investing in the Fund. It contains important information about the Fund and should be kept for future reference. A Statement of Additional Information, dated July __, 1997, which contains additional information about the Fund has been filed with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by calling 1-800-________ or writing the Trust at c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. -----------------

         INVESTMENT IN THE FUND IS SUBJECT TO RISK -- INCLUDING POSSIBLE LOSS OF PRINCIPAL -- AND WILL FLUCTUATE IN VALUE. -----------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                -----------------

                  The date of this Prospectus is July __, 1997.


                                TABLE OF CONTENTS

                                                                           Page

Highlights....................................................................1
Fee Table.....................................................................2
Performance Calculation.......................................................3
Investment Objective, Policies and Risks......................................3
Additional Investment Policies and Risk
  Considerations..............................................................4
Investment Adviser and Investment
  Advisory Agreement..........................................................5
Distribution Plan.............................................................5
Shareholder Servicing Plan....................................................5
Administrative Services Agreement.............................................6

Brokerage Allocation..........................................................6
Purchase of Shares............................................................6
Redemption of Shares.........................................................10
Shareholder Privileges.......................................................12
Dividends, Distributions and Tax Matters.....................................13
Custodian, Transfer Agent and Dividend
  Paying Agent...............................................................14
Counsel and Independent Accountants..........................................14
Additional Information.......................................................14
                                -----------------

                                   HIGHLIGHTS

WHAT IS THE TRAUTMAN KRAMER TRUST?

         The Trautman Kramer Trust, a business trust formed under the laws of the State of Delaware, is currently comprised of one series.

WHAT IS THE TRAUTMAN KRAMER VALUE FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Trautman Kramer Value Fund is an open-end, non-diversified management investment company. The Fund seeks to achieve its objective primarily through investments in securities of United States issuers. The Fund will invest in common stocks of companies that are considered by its investment adviser or sub-adviser to be out of favor with investors and which appear to be undervalued in relation to their potential growth or earning power. The Fund also intends to invest up to 10% of its assets in illiquid securities. (See "Investment Objective, Policies and Risks.")

WHO MANAGES THE FUND?

         Trautman Kramer (the "Adviser") serves as the Fund's investment adviser. Trautman Kramer supervises all aspects of the Fund's operations and provides investment advisory services. As compensation, the Adviser receives a fee based on the Fund's average daily net assets. To help in providing these services, the Adviser has entered into a sub-advisory agreement with Tocqueville Asset Management L.P. on behalf of the Fund (the "Sub-Adviser"). (See "Investment Adviser and Investment Advisory Contracts.")

BUYING AND SELLING SHARES

         Shares of the Fund may be purchased at a price equal to the net asset value (price) per share which is calculated daily. An initial sales charge may also be imposed at the time of purchase. As an open-end investment company, the Fund has an obligation to redeem its shares upon request. Shares are redeemed at net asset value. (See "Organization and Description of Shares of the Trust.")

DISTRIBUTION PLAN

         The Fund has adopted a distribution plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), that allows it to pay for distribution activities related to the sale of its shares. Such expenses may total up to .25% per annum of its average daily net assets. (See "Distribution Plans").

SPECIAL RISK CONSIDERATIONS

         Investors should be aware that there are risks associated with certain investment techniques and strategies employed by the Fund. The Fund's net asset value per share can be expected to fluctuate. Investors should consider the Fund a supplement to an overall investment program and should only invest if they are willing to undertake the risks involved. (See "Investment Objective, Policies and Risks" and "Additional Investment Policies and Risk Considerations.")

                                    FEE TABLE

         The purpose of the fee table provided below is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. Shareholder Transaction Expenses are fees charged directly to an individual account when shares are bought, sold or exchanged. The "Annual Fund Operating Expenses" summary shows the advisory fee, Rule 12b-1 fee, and other operating expenses incurred by the Fund. These expenses are deducted from the Fund's income before it is paid to shareholders. The expenses shown in the table are estimates for the current year.


SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load on Purchases                                       4.50%
         (as a % of offering price)

Redemption Fee*

Exchange Fee**

ANNUAL FUND OPERATING EXPENSES:
    (as a % of average net assets)
    Advisory Fee...............................................       1.00%
    12b-1 Fee(1)...............................................        .25%
    Shareholder Servicing Fee..................................        .25%
    Other Expenses.............................................        .48%
                                                                      ------
Total Operating Expenses(2)....................................       1.98%


(1) Under the Fund's Rule 12b-1 distribution plan, the Adviser is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the distribution plan can be terminated on an annual basis without further liability to the Fund. The Rule 12b-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.

(2) The Adviser has voluntarily undertaken to waive and/or reimburse expenses during the current fiscal year so that Total Fund Operating Expenses do not exceed 1.98%. Should the Adviser decide during the current fiscal year that such waiver and/or reimbursement cannot be maintained, shareholders will receive 30 days notice of the change.

* The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by wire.

**   The Transfer Agent charges a $5 fee for each telephone exchange.

EXAMPLE: In the following hypothetical example, assume you would pay the following expenses on a $1000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

               1 YEAR               3 YEARS
               ------               -------

               $64                  $104


         The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The Example includes the initial sales charge.

         The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                             PERFORMANCE CALCULATION

         The Fund calculates performance on a total return basis for various periods. The total return basis combines changes in principal and dividends and distributions for the periods shown, as well as the deduction of all charges and expenses. The total return basis reflects the deduction of the maximum initial sales charge at the time of purchase. Principal changes are based on the difference between the beginning and closing net asset value for the period. Calculations assume reinvestment of all dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains, respectively. In addition, the Fund may calculate performance on a total return basis at net asset value.

         Performance will vary from time to time and past results are not necessarily representative of future results. A shareholder should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses.

         Comparative performance information may be used from time to time in the advertising or marketing of the Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar Mutual Funds. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. All advertisements of the Fund will disclose the maximum sales charge to which investments in shares of the Fund may be subject.


                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

         The Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

         The investment objective of the Trautman Kramer Value Fund is long-term capital appreciation. To achieve its objective the Fund invests in a portfolio consisting of common stocks of United States companies that are considered by the Adviser or Sub-Adviser to be out of favor with investors and appear to be undervalued in relation to their potential growth or earning power. Generally, the Adviser and the Sub-Adviser consider (a) stocks which have under performed market indices such as Standard & Poor's Composite Index for at least one year and (b) companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets to be out of favor with investors. The Adviser and Sub-Adviser search for companies based on their judgment of relative value and growth potential. One method of evaluating the potential growth and earning power of a company is on the basis of past growth and profitability, as reflected in its financial statements. Another method is the determination by the Adviser or Sub- Adviser that the company has achieved better results than similar companies in a depressed industry which the Adviser or Sub-Adviser believes will improve within the next two years. There is no assurance that the evaluation of the Adviser or Sub-Adviser will be accurate or that the Fund's objective will be achieved. If the stocks in which the Fund invests never attain their perceived potential or the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or there may be a depreciation in the value of such stocks.

         The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADRs). ADRs are certificates issued by U.S. banks which represent the right to receive securities of a foreign issuer which have been deposited with that bank or a correspondent bank. The Fund also intends to invest up to 10% of its assets in illiquid securities.

         In addition, the Fund may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. Government or U.S. Government agencies. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price.

         The Fund may also invest up to 5% of its total assets in debt instruments convertible into common stocks such as warrants and convertible bonds. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.


             ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following investment strategies and techniques are not fundamental policies of the Fund and may be changed without prior shareholder approval. The Fund will notify shareholders in writing and revise the Prospectus accordingly should any such modifications in investment strategies or techniques occur.


ILLIQUID SECURITIES

         The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase agreements with maturities in excess of seven days.

RESTRICTED SECURITIES

         The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the 1933 Act may be determined to be liquid under guidelines adopted by the Board of Trustees.

         The Fund may invest in private placements which offer the securities of companies in which affiliates of the Adviser have an equity position or a place on the company's board. Affiliates of the Adviser may receive a commission on the sale of such securities to the Fund. See "Brokerage Allocation".

TEMPORARY INVESTMENTS

         The Fund does not intend to engage in short-term trading, which is on an ongoing basis. Current income is not an objective of the Fund, and any current income derived from the Fund's portfolio will be incidental. For temporary defensive purposes, when deemed necessary by the Adviser or Sub-Adviser, the Fund may invest up to 100% of its assets in U.S. Government obligations or high-quality debt obligations of U.S. companies.

PORTFOLIO TURNOVER

         The portfolio turnover rate is a measure of the Fund's buying and selling activity. It is anticipated that the annual turnover rate for the Fund should not exceed 150%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.

SHORT SALES

         The Fund may use a technique known as selling short "against the box." This means that the Fund will not make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

         Consistent  with its investment  objectives and policies,  the Fund may invest indirectly in foreign assets through ADRs. Direct and indirect investments in securities of foreign issuers may involve risks that are not present with domestic investments.


              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENTS

         Trautman Kramer, 500 Fifth Avenue, New York, New York 10110, acts as Adviser to the Fund under an investment advisory agreement (the "Advisory Agreement") which provides that the Adviser identify and analyze possible investments for the Fund, and determine the amount, timing, and form of such investments. The Adviser has the responsibility of monitoring and reviewing the Fund's portfolio on a regular basis and recommending the ultimate disposition of such investments. It is the Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Adviser is a new company and therefore has a short operating history as an investment manager of mutual funds, but its officers and employees are persons with extensive experience in managing investment portfolios. The types of investments the Adviser's officers and employees offer advice on include [equity securities, corporate debt securities, commercial paper, U.S. government securities, and options.]

         Under the terms of the Advisory Agreement, the Fund pays the cost of all its expenses (other than those expenses specifically assumed by the Adviser or the Fund's distributor), including the pro rata costs incurred in connection with the Fund's maintenance of its registration under the 1933 Act and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, trustees' fees and shareholder meetings. For its services under the Advisory Agreement, the Adviser receives a fee of 1.00%. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Trust's Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Fund has been determined to be fair and reasonable in light of the services provided to the Fund. The Adviser may periodically waive all or a portion of its advisory fee.

         The Adviser has retained Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Adviser acts as adviser to mutual funds. Robert W. Kleinschmidt serves as the portfolio manager of the Fund and has since inception. Mr. Kleinschmidt is the President of Tocqueville Management Corporation, the general partner of the sub-adviser. He previously held executive positions at the investment management firm David J. Greene & Co. since 1978, resigning as a partner in 1991. For its services under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee of .50%.


                               DISTRIBUTION PLANS

         The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the Plan, the Fund may pay for distribution activities related to the sale of its shares up to an amount equal to .25% per annum of the Fund's average daily net assets.

         The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents including Trautman Kramer & Company (the "Distributor"), the Fund's distributor, who enter into agreements with the Fund or the Distributor. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. If the Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates. (See the Statement of Additional Information--"Distribution Plan" for further information about the Plan.)


                           SHAREHOLDER SERVICING PLAN

         The Trust has adopted a Shareholder Servicing Plan for the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to .25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund. Such agreements are entered into between the Trust and various shareholder servicing agents, including the Distributor and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Among the services provided by Shareholder Servicing Agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees.


                       ADMINISTRATIVE SERVICES AGREEMENTS

         Under an Administrative Services Agreement, Firstar Trust Company (the "Administrator") supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Fund may include) the Administrator and its affiliates. For these services and facilities, the Administrator receives a fee computed and paid monthly at an annual rate of .05% on the first $200 million of the Fund's average net assets, .05% on the next $500 million next $500 million of the Fund's average net assets and .03% on any remaining average net assets in excess of $700 million, subject to an annual minimum fee of $25,500.

                              BROKERAGE ALLOCATION

         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Adviser or Sub-Adviser. The Adviser or Sub-Adviser, subject to obtaining the best price and execution, may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fund. Subject to the supervision of the Trustees, the Adviser and Sub-Adviser are authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to Trautman Kramer & Company, an affiliate of the Adviser and Tocqueville Securities L.P., an affiliate of the Sub-Adviser. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


                               PURCHASE OF SHARES

GENERAL INFORMATION

         Shares are sold to investors at the net asset value next determined after a purchase order becomes effective (as described below) plus a varying initial sales charge.

         The minimum initial investment in the Fund is $1,000 except for 401(k), IRA, Keogh and other pension or profit sharing plan accounts where the minimum is $750. The minimum subsequent investment in the Fund is $100. The Distributor may, in its discretion, waive the minimum investment requirements for purchases, including those made via the Automatic Investment Plan, which is discussed below.

         Shares of the Fund may be purchased from the following entities: (a) the Fund's Distributor, (b) authorized securities dealers which have entered into sales agreements with the Distributor on a best efforts basis and brokers who have entered into agreements with the Trust to provide distribution and shareholder services (the "Selling Brokers"); and (c) the Fund' transfer agent, Firstar Trust Company (the "Transfer Agent"). The Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

         A purchase order becomes effective upon receipt of the order by the Distributor, a Selling Broker or the Transfer Agent. Purchase orders received prior to 4:00 p.m. New York time are priced according to the net asset value per share next determined on that day. Purchase orders received after 4:00 p.m. New York time are priced according to the net asset value per share next determined on the following day.

         The net asset value per share is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of Fund shares outstanding. The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each "Fund business day" which is any day on which the Exchange is open for business.

         Investors who already have a brokerage account with the Distributor or a Selling Broker may purchase the Fund's shares through such broker. Payment for purchase orders through the Distributor or the Selling Broker must be made to the Distributor or the Selling Broker within three business days of the purchase order. All dealers are responsible for forwarding orders for the purchase of the Fund's shares on a timely basis.

         The Fund's shares normally will be maintained in book entry form and share certificates will not be issued. The Distributor reserves the right to refuse to sell shares of the Fund to any person.


                              INITIAL SALES CHARGES

         The initial sales charge imposed upon a sale of shares varies according to the size of the purchase as follows:

                                                                                                     CONCESSION
                                                                     INITIAL SALES CHARGE            TO DEALERS
                                                                    % OF            % OF NET            % OF
                                                                  OFFERING           AMOUNT           OFFERING
                     AMOUNT OF PURCHASE                             PRICE           INVESTED            PRICE
Less than $100,000...........................................       4.50              4.67              4.00
$100,000 to $249,999.........................................       3.50              3.63              3.00
$250,000 to $499,999.........................................       2.50              2.56              2.00
$500,000 to $999,999.........................................       1.50              1.52              1.00
$1,000,000 and over..........................................       1.00              1.01              0.50


         The reduced initial sales charges apply to the aggregate of purchases of shares of the Fund made at one time by any "person", which includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

         Upon notice to Selling Brokers, the Distributor may reallow up to the full applicable initial sales charge and such Selling Broker may therefore be deemed an "underwriter" under the 1933 Act, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain Selling Brokers whose representatives have sold or are expected to sell significant amounts of one or all of the funds of the Trust. At various times the Distributor may implement programs under which a Selling Broker's sales force may be eligible to win cash or material awards for certain sales efforts. The Distributor may also implement programs under which it will reallow an amount not exceeding the total applicable initial sales charges generated by the Selling Broker during such programs to any Selling Broker that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to Selling Brokers, consisting of written informational material relating to sales incentive campaigns conducted by such Selling Brokers for their representatives.


                     PURCHASES OF SHARES AT NET ASSET VALUE

         PURCHASES THROUGH CERTAIN BROKERAGE ACCOUNTS. Shares may be purchased at net asset value through brokerage accounts with the Distributor or Selling Brokers who have entered into agreements with the Trust to provide distribution and shareholder services.

         QUALIFIED PERSONS. There is no initial sales charge for "Qualified Persons", which are the following (a) active or retired trustees, directors, officers, partners or employees (their spouses and children under age 21) of (i) the Adviser, Sub-Adviser and Distributor or any affiliates or subsidiaries thereof (the directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) Selling Brokers, or
(iii) trade organizations to which the Adviser belongs and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above.

         PURCHASES THROUGH INVESTMENT ADVISERS. Purchases also may be made with no initial sales charge through a registered investment adviser who has registered with the Securities and Exchange Commission or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases shares for its own account, or an account for which the investment adviser has discretion and is authorized to make investment decisions.

         QUALIFIED AND OTHER RETIREMENT PLANS. In addition, no initial sales charge will apply to any purchase of shares by an investor through a 401(k) Plan, a 403(b) Plan or 457 (state deferred compensation) Plan.

         RECENTLY REDEEMED SHARES. Shares of the Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.


                          REDUCED INITIAL SALES CHARGES

         CUMULATIVE QUANTITY DISCOUNT. Shares of the Fund may be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of all shares of such Fund and the other Funds of the Trust, acquired by exchange from such other Fund, provided such Fund charged an initial sales load at the time of the exchange then held by such person and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         GROUP PURCHASES. An individual who is a member of a qualified group (as defined below) may also purchase shares of the Fund at the reduced initial sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount". For example, if members of the group had previously invested and still held $90,000 of shares and now were investing $15,000, the initial sales charge would be 3.50%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation that the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         LETTER OF INTENT. Investors may also qualify for reduced initial sales charges by signing a Letter of Intent (the "LOI"). This enables the investor to aggregate purchases of shares of the Fund with purchases of shares of any other Fund of the Trust acquired by exchange, during a 13-month period. The initial sales charge is based on the total amount invested in shares during the 13-month period. Shares of the Fund currently owned by the investor will be credited as purchases (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a LOI.

         The LOI is not a binding obligation on the investor to purchase, or on the Fund to sell, the full amount indicated; however, on the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the initial sales charge paid and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Shareholders will be paid distributions, either in additional shares or cash, upon such escrowed shares.


                               METHODS OF PAYMENT

         BY CHECK. Investors who wish to purchase shares directly from the Transfer Agent may do so by sending a completed purchase application (included with this Prospectus or obtainable from the Trust) to The Trautman Kramer Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701, accompanied by a check payable to the Fund. Purchase applications sent to the Fund will be forwarded to the Transfer Agent, and will not be effective until received by the Transfer Agent. The price per share is the next determined per share net asset value (plus a varying initial sales charge) after receipt of an application by Firstar Trust Company. Purchase applications should be mailed directly to: The Trautman Kramer Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201- 0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. To purchase shares by overnight or express mail, please use the following street address: The Trautman Kramer Trust
- Trautman Kramer Value Fund, c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to The Trautman Kramer Trust or by direct wire transfer. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. The shareholder will also be responsible for any losses suffered by the Fund as a result.

         BY AUTOMATIC INVESTMENT PLAN. The Fund has an Automatic Investment Plan which permits an existing shareholder to purchase additional shares of the Fund (minimum $100 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a shareholder's checking, bank money market, NOW account, or savings account in an amount of $100 or more designated by the shareholder. At the shareholder's option, the account designated will be debited and shares will be purchased on the date selected by the shareholder. There must be a minimum of seven days between automatic purchases. If the date selected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Account, complete and sign Section __ of the Purchase Application and send it to the Transfer Agent. Shareholders may cancel this privilege or change the amount of purchase at any time by calling 1-800-o or by mailing written notification to:
The Trautman Kramer Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The change will be effective five business days following receipt of notification by the Transfer Agent. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction.

         While investors may use this option to purchase shares in their IRA or other retirement plan accounts, neither the Distributor nor the Transfer Agent will monitor the amount of contributions to ensure that they do not exceed the amount allowable for Federal tax purposes. Firstar Trust Company will assume that all retirement plan contributions are being made for the tax year in which they are received.

         BY WIRE. Investors who purchase shares directly from the Transfer Agent may also purchase shares by wire. Funds should be wired to:

                           Firstar Bank Milwaukee, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                           ABA # 075000022
                           Credit: Firstar Trust Company
                           Account # 112952137
                           Further credit:  The Trautman Kramer Trust
                           Name of shareholder and account number (if known) (Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.)

         The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to Firstar Trust Company, 1-800-o, to provide information for the account. A properly signed share purchase application marked "Follow Up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted.


                              REDEMPTION OF SHARES

GENERAL INFORMATION

         In order to redeem shares purchased through the Distributor or a Selling Broker, the broker must be notified by telephone or mail to execute a redemption. A properly completed order to redeem shares received by the broker's office will be executed at the net asset value next determined after receipt by the broker of the order. Redemption proceeds will be held in a shareholder's account with the Distributor unless the broker is instructed to remit all proceeds directly to the shareholder.

         Shares purchased through the Transfer Agent may be redeemed by the Transfer Agent at the next determined net asset value upon receipt of a request in good order. Payment will be made for redeemed shares as soon as practicable, but in no event later than three business days after receipt of a redemption notification in good order. If the shares being redeemed were purchased directly from the Transfer Agent by check, payment may be delayed for the minimum time needed to verify that the purchase check has been honored. This is not normally more than 15 days from the time of receipt of the check by the Transfer Agent. "Good order" means that the request complies with the following:
(a) where the shareholder has not elected to permit telephone redemptions, the request must be in writing, specifying the number of shares or dollar amount to be redeemed and sent to the Transfer Agent, Attn. The Trautman Kramer Trust at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. Redemption requests sent by overnight or express mail should be directed to: The Trautman Kramer Trust c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored; (b) signatures on the redemption request and on endorsed certificates submitted for redemption must be guaranteed by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member firm (broker-dealer) of a national securities exchange (a notary public or a savings and loan association is not an acceptable guarantor); and, (c) the request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations. Any written requests sent to the Fund will be forwarded to the Transfer Agent and the effective date of a redemption request will be when the request is received by the Transfer Agent. Shareholders who purchased shares through the Transfer Agent may arrange for the proceeds of redemption requests to be sent by Federal Fund wire to a designated bank account by sending wiring instructions to Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by Federal Fund wire. Additional information regarding redemptions may be obtained by calling 1-800-____________.

         Redemption of the Fund's shares or payments therefore may be suspended at such times (a) when the Exchange is closed, (b) when trading on the Exchange is restricted, (c) when an emergency exists which makes it impractical for the Fund to either dispose of securities or make a fair determination of net asset value, or (d) for such other period as the Securities and Exchange Commission may permit for the protection of the Fund's shareholders. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase.

         The Fund reserve the right to close an account that has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the Fund.

REDEMPTION IN-KIND

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of its shares by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing its net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

TELEPHONE REDEMPTION

         Shareholders of the Fund will also be permitted to redeem fund shares by telephone. To redeem shares by telephone, call 1-800-___________ with your account name, account number and amount of redemption. Redemption proceeds will only be sent to a shareholder's address or a pre-authorized bank account of a commercial bank located within the United States as shown on the Transfer Agent's records. (Available only if established on the account application and if there has been no change of address by telephone within the preceding 15 days.)

         The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Fund at any time upon notice to shareholders. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent.

         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and the Transfer Agent employ reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded. The Fund may implement other procedures from time to time. If reasonable procedures are not implemented, the Fund and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.


                             SHAREHOLDER PRIVILEGES

         SYSTEMATIC WITHDRAWAL PLAN. The Fund offers a Systematic Withdrawal Plan for shareholders who own shares worth at least $10,000 at current net asset value of any Fund. Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly, quarterly or annually). In electing to participate in the Systematic Withdrawal Plan, investors should realize that within any given period the appreciation of their investment in the Fund may not be as great as the amount withdrawn. A shareholder may vary the amount of frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1-800-___________ . The Systematic Withdrawal Plan does not apply to shares held in Individual Retirement Accounts of defined contribution retirement plans. For additional information or to request an application please call Firstar Trust Company at 1-800-___________ .

         EXCHANGE PRIVILEGE. Subject to certain conditions, shares of the Fund may be exchanged for the shares of another Fund of The Trautman Kramer Trust offered in the future at such Fund's then current net asset value. No initial sales charge is imposed on the shares being acquired through an exchange. The dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange. You should note that any such exchange, which may only be made in states where shares of the Fund are qualified for sale, may create a gain or loss to be recognized for federal income tax purposes. Exchanges must be made between accounts having identical registrations and addresses. Exchanges may be authorized by telephone. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures in an attempt to verify the identity of a person making a telephone exchange request. The Fund reserves the right to refuse a telephone exchange request if it believes that the person making the request is not the record owner of the shares being exchanged, or is not authorized by the shareholder to request the exchange. Shareholders will be promptly notified of any refused request for a telephone exchange. As long as these normal identification procedures are followed, neither the Fund nor its agents will be liable for loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone exchange privilege. You will not automatically be assigned this privilege unless you check the box on the Purchase Application which indicates that you wish to have the privilege. The exchange privilege may be modified or discontinued at any time.

         Shareholders may also exchange shares of any or all of an investment in the Fund for shares of the Portico Money Market Fund (the "Money Market Fund"). This Exchange Privilege is a convenient way for shareholders to buy shares in a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Fund, shareholders must read the Portico Money Market Fund's Prospectus. To obtain the Money Market Fund's Prospectus and the necessary exchange authorization forms, call the Transfer
Agent at 1-800-___________ . The Transfer Agent charges a $5 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. There is no charge for exchange transactions that are requested by mail. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Fund. All accounts opened in the Money Market Fund as a result of using the Exchange Privilege must be registered in the identical name and taxpayer identification number as a shareholder's existing account with the Fund.

         For purposes of the Exchange Privilege, exchanges into and out of the Money Market Fund will be treated as shares owned in the Fund. For example, if an investor who owned shares in the Fund moved an investment from the Fund to the Money Market Fund and then decided at a later date to move the investment back to one of the Fund, he or she would be deemed, once again, to own shares of the Fund and may do so without the imposition of any additional sales charges, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and reinvestment.

         Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Fund for certain support services at the annual rate of .20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserve the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the Exchange Privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Fund and may thus be restricted or refused. Excessive use of the Exchange Privilege is defined as more than five exchanges per calendar year. The restriction or termination of the Exchange Privilege does not affect the rights of shareholders to redeem shares, as discussed in the Prospectus.

         The Money Market Funds are managed by Firstar Investment Research and Management Company, an affiliate of Firstar Trust Company. The Portico Funds, including the Money Market Funds, are unrelated to the The Trautman Kramer Trust.

         CHECK REDEMPTION. A shareholder may request on the Purchase Application or by later written request to establish check redemption privileges for any of the Money Market Funds. The redemption checks ("Checks") will be drawn on the Money Market Fund in which the investor has made an investment. Checks will be sent only to the registered owner(s) and only to the address of record. Checks may be made payable to the order of any person in the amount of $250 or more. Dividends are earned until the Check clears the Transfer Agent. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the particular Money Market Fund involved to redeem a sufficient number of the investor's shares to cover the amount of the Check. Checks will not be returned to shareholders after clearance. The initial checkbook is free, additional checkbooks are $5. The fee for additional checkbooks will be deducted from the shareholder's account. There is no charge to the investor for the use of the Checks; however, the Transfer Agent will impose a $20 charge for stopping payment of a Check upon the request of the investor, or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Money Market Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.


                    DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS

         DIVIDENDS AND DISTRIBUTIONS. The Fund pays dividends at least annually. The Fund also distributes net capital gains (if any) at least annually. Dividends and distributions of shares may be reinvested at net asset value without an initial sales charge. Shareholders should indicate on the purchase application whether they wish to receive dividends and distributions in cash. Otherwise, all income dividends and capital gains distributions are automatically reinvested in the Fund at the next determined net asset value unless the Transfer Agent receives written notice from an individual shareholder prior to the record date, requesting that the distributions and dividends be distributed to the investor in cash.

         FEDERAL TAXES. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRS Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the IRS Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

         Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends-received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gain dividend on those shares.

         Distributions to shareholders of the Fund will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November, or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

         Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

         OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws of the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISERS TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

         When investors sign their Purchase Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS requires the Fund to withhold 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.

         Because a shareholder's tax treatment depends on the shareholder's purchase price and tax position, shareholders should keep their regular account statements for use in determining their tax.


               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Firstar Trust Company serves as custodian for the Fund's portfolio securities and cash, and as transfer and dividend paying agent, and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Its mailing address is 615 East Michigan Street, Third Floor, Milwaukee, WI 53202.


                       COUNSEL AND INDEPENDENT ACCOUNTANTS

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, N.Y. 10022, is counsel for the Trust. _______, has been appointed independent accountants for the Trust.

                             ADDITIONAL INFORMATION

         The Trust may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Trust and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Trust and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Trust Instrument. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.

The Trust's Board of Trustees may authorize the Trust to offer other funds which may differ in the types of securities in which their assets may be invested.

The Code of Ethics of the Adviser, the Sub-Adviser and the Fund prohibit all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each entity maintains careful monitoring of compliance with the Codes of Ethics.

DELAWARE LAW.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Trust. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, management of the Trust believes that the risk of personal liability to the Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust will be required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Trust. Under Delaware law, the Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Trust, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Trust's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.

MISCELLANEOUS.

As of the date of this Prospectus, the Fund offers only the class of shares that is offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance.
Further information may be obtained by calling 1-800-___________ .

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants ("Reports"), describing the investment operations of the Fund. Each of these Reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Trust may include information in its Reports to shareholders that (a) describes general economic trends,

(b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Trust. Such information is provided to inform shareholders of the activities of the Trust for the most recent fiscal year or semi-annual period and to provide the views of the Adviser, Sub-Adviser and/or the Trust's officers regarding expected trends and strategies.

The Trust intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover page of this Prospectus or by calling 1-800-___________ .

Inquiries regarding the Trust or the Fund may be directed in writing to the Trust c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephone, toll-free, at 1-800-___________ .

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

STATEMENT OF ADDITIONAL INFORMATION - July __, 1997



                            THE TRAUTMAN KRAMER TRUST

                           TRAUTMAN KRAMER VALUE FUND



         This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus and should be read in conjunction with the Trust's current Prospectus, copies of which may be obtained by writing The Trautman Kramer Trust, c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 or calling (800) ______.

         This Statement of Additional Information relates to the Trust's Prospectus which is dated July __, 1997.


                                TABLE OF CONTENTS
                                                              PAGE

Investment Policies and Risks.................................  2
Investment Restrictions.......................................  5
Management....................................................  7
Investment Adviser and Investment Advisory Agreements.........  8
Distribution Plans............................................. 9
Administrative Services Agreement.............................  9
Portfolio Transactions and Brokerage........................... 9
Allocation of Investments..................................... 10
Computation of Net Asset Value................................ 10
Purchase and Redemption of Shares............................. 11
Tax Matters................................................... 11
Performance Calculation....................................... 17
Additional Information........................................ 18
Reports  ..................................................... 19
Financial Statements.......................................... 19

      The Trautman Kramer Trust (the "Trust") is a Delaware business trust currently consisting of one fund, the Trautman Kramer Value Fund (the "Fund"). The Fund is an open-end, non-diversified management investment company. The Fund's investment objective is long-term capital appreciation. There is minimal emphasis on current income. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.



                          INVESTMENT POLICIES AND RISKS


      The following descriptions supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

           1.  WRITING COVERED CALL OPTIONS ON SECURITIES AND STOCK INDICES

           The Fund may write covered call options on optionable securities or stock indices of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. A call option written by the Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price. Options on stock indices are settled in cash.

           The Fund may write only covered call options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities or cash satisfying the cover requirements of securities exchanges).

           The Fund will receive a premium for writing a covered call option, which increases the return of the Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security or index to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security or index. By writing a covered call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security or index above the exercise price of the option.

           The Fund may terminate an option that it has written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security (or securities) owned by the Fund.

           2.  PURCHASING PUT AND CALL OPTIONS ON SECURITIES AND STOCK INDICES

           The Fund may purchase put options to protect its portfolio holdings in an underlying stock index or security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security or index at the put exercise price regardless of any decline in the underlying market price of the security or index. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security or index by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

           The Fund may also purchase call options to hedge against an increase in prices of stock indices or securities that it ultimately wants to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security or index at the time it purchased the call option by the premium paid for the call option and by transaction costs, but it limits the loss it will suffer if the security or index declines in value to such premium and transaction costs.

           3.  BORROWING

           The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

           4.  REPURCHASE AGREEMENTS

           The Fund may invest up to 5% of its net assets in repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Fund will receive interest from the institution until the time when the repurchase is to occur.

           The Fund will always receive as collateral U.S. Government or short-term money market securities whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The Fund attempts to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral.

           5.  FUTURES CONTRACTS

           The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, currency or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

           Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

           Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

           After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

           In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the CFTC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

           When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

           The Fund will only sell futures contracts to protect securities and currencies it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

           The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RISK FACTORS IN FUTURES TRANSACTIONS

           Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

           The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

           Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

CONCLUSION

           Unlike the fundamental investment objective of the Fund set forth above and the investment restrictions set forth below which may not be changed without shareholder approval, the Fund has the right to modify the investment policies described above without shareholder approval.


                             INVESTMENT RESTRICTIONS

           The following fundamental policies and investment restrictions have been adopted by the Fund and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of the Fund which, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), means the affirmative vote of the lesser of
(a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

                1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

                2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

                3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

                4. Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets at the time when the loan is made. Any borrowing representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

                5. Lend any security or make any other loan but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

                6. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

                7. With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

                8. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

           The following restrictions are non-fundamental and may be changed by the Fund's Board of Trustees. Pursuant to such restrictions, the Fund will not:

                (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund;

                (2) purchase the securities of any other investment company, if a purchasing Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund;

                (3) invest more than 10% of its total net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and


           GENERAL. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                                   MANAGEMENT

           The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or the Fund and persons or companies furnishing services to the Fund, including the Fund's agreement with an investment advisor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers subject always to the investment objectives and policies of the Fund and to general supervision by the Trust's Board of Trustees.

           The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 500 Fifth Avenue, New York, New York 10110.

ROBERT  KRAMER, CHAIRMAN.  [INSERT BIOGRAPHICAL INFORMATION].

MARK BARBERA, CHIEF FINANCIAL OFFICER. [INSERT BIOGRAPHICAL INFORMATION].

[INSERT TRUSTEES]

GREGORY TRAUTMAN, PRESIDENT. [INSERT BIOGRAPHICAL INFORMATION].

[INSERT OTHER OFFICERS]

* Interested person of the Fund as defined in the 1940 Act.

           The Fund does not pay direct remuneration to any officer of the Fund. For the upcoming fiscal year, 1997, each disinterested Trustee will receive $250 per board meeting attended. "Interested" Trustees do not receive Trustees' fees. The Trust will not reimburse Trustee expenses.

           The table below illustrates the proposed compensation to paid to each Trustee for the Trust's upcoming fiscal year:


                                                        Pension or                                       Total
                                                        Retirement                                       Compensation
                                 Aggregate              Benefits Accrued        Estimated Annual         from Fund and
Name of Person,                  Compensation           as Part of Fund         Benefits Upon            Fund Complex
Position                         from Fund              Expenses                Retirement               Paid to Trustees
--------                         ---------              --------                ----------               ----------------

__                                   $__                     $0                      $0                         $__

__                                   $__                     $0                      $0                         $__

__                                   $__                     $0                      $0                         $__

__                                   $__                     $0                      $0                         $__

__                                   $__                     $0                      $0                         $__




              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

         Trautman Kramer (the "Adviser"), 500 Fifth Avenue, New York, New York 10110, acts as the The Agreement provide that the Adviser identify and analyze possible investments for the Fund, determine the amount and timing of such investments, and the form of investment. The Adviser has the responsibility of monitoring and reviewing the Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Adviser also provides certain administrative and managerial services to the Fund.

         The Adviser receives a fee from Fund, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% of average daily net assets. The advisory fees are higher than that paid by most investment companies but the Board of Trustees believes them to be reasonable in light of the services the Fund receives thereunder.

         Under the terms of the Agreement, the Fund pays all of its expenses (other than those expenses specifically assumed by the Adviser and the Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

           The Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Fund's Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that the Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.

[Add Sub-Adviser]


                               DISTRIBUTION PLANS

           The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to .25% per annum of its average daily net assets.

           The plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Trautman Kramer & Company who enter into agreements with the Fund or its distributor.

            In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the "disinterested" Trustees, as defined in the 1940 Act) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the disinterested Trustees. While the Plan remains in effect, the Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to each of the Plans must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.


                        ADMINISTRATIVE SERVICES AGREEMENT

         Firstar Trust Company ("Firstar") provides administrative services to the Fund pursuant to an Administrative Services Agreement with the Fund. Under the Administrative Services Agreement, Firstar provides administrative services to all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Fund, may be directors, officers or employees of (and persons providing services to the Fund may include) the Adviser and its affiliates. For these services and facilities, Firstar receives with respect to the Fund a fee computed and paid monthly at an annual rate of .05% on the first $200 million of the Fund's average net asets, .05% on the next $500 million of the Fund's average net assets and .03% on any remaining average net assets in excess of $700 million, subject to an annual minimum fee of $25,500.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Adviser or the Sub-Adviser. The Adviser and the Sub-Adviser are each authorized to allocate the orders placed by them on behalf of the Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Adviser or the Sub-Adviser for the Fund's use. Such allocation shall be in such amounts and proportions as the Adviser and the Sub-Adviser shall determine and the Adviser and the Sub-Adviser will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Adviser may consider sales of shares of the Fund and of any other funds advised or managed by the Adviser and the Sub-Adviser as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best execution. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         In selecting a broker to execute each particular transaction, the Adviser and the Sub-Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and, the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, neither the Adviser nor the Sub-Adviser shall be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay an unaffiliated broker that provides research services to the Adviser or the Sub-Adviser for the Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Adviser or the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of ongoing responsibilities of the Adviser and the Sub-Adviser with respect to the Fund.


                            ALLOCATION OF INVESTMENTS

           The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Investment Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by the Fund.


                         COMPUTATION OF NET ASSET VALUE

           The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by the Fund from the immediately preceding determination of net asset value. The net asset value is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where the Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices.

Investments in gold bullion will be valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchanges quotations. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.


                        PURCHASE AND REDEMPTION OF SHARES

           A complete description of the manner by a which the Fund's shares may be purchased and redeemed, including discussions concerning the front-end sales load appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.


                   TAX MATTERS [To be renewed by KL tax dept.]

           The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

           The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

           In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

           In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

           In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

           Transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. Gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

            The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

           Under proposed Treasury Regulations the Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

           In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

           If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

           The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Such dividends paid by the Government and the Fund generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

           The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

           Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4):
(i) any day  more  than 45 days  (or 90 days in the  case of  certain  preferred stock) after the date on which the stock becomes ex- dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3)
to  the  extent  the  stock  on  which  the  dividend  is  paid  is  treated  as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). Since an insignificant portion of the Fund will be invested in stock of domestic corporations, the ordinary dividends distributed by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

           Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

           Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

           Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

           A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in
determining   the  holding  period  of  shares.   Long-term   capital  gains  of
noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring shares of the Fund, (2) disposes of such shares less than 91 days after they are acquired and
(3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the  income  from the Fund is  effectively  connected  with a U.S.
trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

           The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

           Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.


                             PERFORMANCE CALCULATION

           For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

           P(1 + T)^n =  ERV
           Where:        P = a hypothetical initial payment of $1,000
                         T = average annual total return
                         n = number of years (1, 5 or 10)
                  ERV  = ending  redeemable  value of a hypothetical  $1,000 payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)

           Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

           Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INDEPENDENT ACCOUNTANTS

___________________ serves as independent accountants to the Funds.

LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is counsel to the Trust.

EXPENSES.

The Fund bears certain expenses relating to its operations; such expenses include, but are not limited to, the following: taxes, interest, brokerage fees and commissions, fees of the Trustees, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, administrators and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.

           The Trust is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has one series of shares, which represents interests in the Trautman Kramer Value Fund. The
Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

           Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Trust, of any general assets not belonging to any particular fund which are available for distribution.

           Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

           Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will not be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

           The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

           The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.



                                     REPORTS

           Shareholders receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders receive financial statements examined by the Trust's independent accountants.

                              FINANCIAL STATEMENTS

                          [INSERT SEED CAPITAL AUDIT].

PART C.  OTHER INFORMATION


ITEM 24.        Financial Statements and Exhibits

                List all financial statements and exhibits filed as part of the Registration Statement.

               (a)  Financial  statements:

                    In Part A:     None.

                    In Part B:     To be filed by amendment.

                    In Part C:     None.

               (b)  Exhibits

                    Ex-99.B1(a)   Certificate of  Trust (1)
                    Ex-99.B1(b)   Trust Instrument (1)

                    Ex-99.B2      By-laws. (1)

                    Ex-99.B3      None.

                    Ex-99.B4      None.

                    Ex-99.B5(a)   Investment  Advisory  Agreement  between
                                  Registrant and Trautman Kramer & Company.(2)
                    Ex-99.B5(b)   Sub-Advisory  Agreement  between  Trautman
                                  Kramer & Company and Tocqueville Asset
                                  Management L.P.(2)



--------------------

(1)Filed herewith.
(2)To be filed by amendment.

         Ex-99.B6.     Distribution Agreement between the Registrant and
                       Trautman Kramer & Company.(2)

         Ex-99.B7.     None.

         Ex-99.B8.     Custodian  and  Transfer  Agency   Agreements   between
                       Registrant Firstar Trust Company.(2)

         Ex-99.B9.     Administration  Agreement between  Registrant and Firstar
                       Trust Company.(2)

         Ex-99.B10.    Opinion of Kramer, Levin,  Naftalis & Frankel, (2)

         Ex-99.B11(a)  Consent of Kramer, Levin,  Naftalis & Frankel,  Counsel
                       for the Registrant.(1)

         Ex-99.B11(b)  Consent of _________, independent  accountants   for  the
                       Registrant.(2)

         Ex-99.B12.    None.

         Ex-99.B13.    Investment Letter re: initial $100,000 capital.(2)

         Ex-99.B14.    None.

         Ex-99.B15.    Rule 12b-1 Plan for the Trautman  Kramer  Capital Value
                        Fund.(2)

         Ex-99.B16.    Schedule for computation of performance quotation.(2)

         Ex-99.B17.    Not applicable.

         Ex-99.B18.    None.

ITEM 25.        Persons Controlled By or Under Common Control with Registrant

                [Please provide detail.]

ITEM 26.        Number of Holders of Securities


                                             Number of Record Holders
Title of Class                               as of May 21, 1997
--------------                               ------------------------

Shares of beneficial interest
Trautman Kramer Capital Value Fund                     0
         ($.001 par value)


ITEM 27.        Indemnification

                Section 10.02 of the Registrant's Trust Instrument provides as follows:

(a)  Subject to the exceptions and limitations contained in Subsection 10.02(b):

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02

ITEM 28.        Business and Other Connections of Investment Adviser

                [Please provide detail.]

ITEM 29.        Principal Underwriters

                (a)  None.
                (b) The following  information  is furnished with respect to the officers and partners of Trautman Kramer & Company, the Registrant's principal underwriter. The business address for all persons listed below is 500 Fifth Avenue, New York, NY 10110.

Name and Principal        Positions and Offices with    Positions and Offices
Business Address          Principal Underwriter         with Registrant

Robert Kramer             Chairman                      Chairman
Mark Barbera              CFO                           CFO
Gregory Trautman          President                     President

                (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30.        Location of Accounts and Records

                As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to the Trautman Kramer Capital Value Fund's budget and accruals will be kept by Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202. The accounts, books or other documents of the Fund relating to shareholder accounts and records and dividend disbursements will also be kept by Firstar Trust Company at the above address.

ITEM 31.        Management Services

                There are no management-related service contracts not discussed in Parts A and B.

ITEM 32.        Undertakings

                (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                (2) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city New York, and the State of New York on this 21st day of May, 1997.

                               THE TRAUTMAN KRAMER TRUST



                               By:/s/Robert Kramer
                                  ----------------
                                  Robert Kramer

================================================================================

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of May, 1997.



/s/Robert Kramer                Chairman
-------------------------
Robert Kramer


/s/Louis S. Citron              Trustee
-------------------------
Louis S. Citron


/s/Joanne Doldo                 Trustee
-------------------------
Joanne Doldo


/s/Mark Barbera                 Chief Financial Officer
-------------------------
Mark Barbera

                                INDEX TO EXHIBITS


Exhibit                Caption

  EX-99B.1(a)          Certificate of Trust

  EX-99B.1(b)          Trust Instrument

  EX-99B.2             Bylaws of Registrant

  EX-99B.11(a)         Consent of Kramer, Levin, Naftalis & Frankel, counsel
                       for Registrant.